Document and Entity Information	Nov. 08, 2023
Risk/Return:
Document Type	497
Document Period End Date	Apr. 30, 2023
Registrant Name	Fidelity Summer Street Trust
Central Index Key	0000225322
Investment Company Type	N-1A
Amendment Flag	false